Organization and Principal Activities	12 Months Ended
Sep. 30, 2025
Organization and Principal Activities [Abstract]
Organization and principal activities

Note 1 — Organization and principal activities

Smart Digital Group Limited (“the Company” or “SMD”) is incorporated under the laws of the Cayman Islands on November 3, 2022. The Company mainly provides internet media services, business planning and consulting services, and event planning and execution services.

On October 1, 2020, EASY COMMERCE PTE. LTD., the predecessor of SMART DIGITAL META PTE. LTD. (“Smart Digital Meta”), was incorporated in Singapore. On September 15, 2022, SAM WAI HONG acquired 100% equity interests in EASY COMMERCE PTE. LTD. from Xiaomei Wang and changed the company name to SMART DIGITAL META PTE. LTD. at the same time.

On December 28, 2018, AOSI PRODUCTION CO., LTD. (“Aosi”) was organized under the laws of Macau with SAM WAI HONG owning 90% equity interests and his spouse Lei Tun Kei owning 10% equity interests. On October 25, 2022, Smart Digital Meta acquired 40% equity interests from SAM WAI HONG and 10% equity interests from Lei Tun Kei in Aosi. As a result, Smart Digital Meta owned 50% equity interests in Aosi. On January 8, 2023, Smart Digital Meta acquired the remaining 50% equity interests from SAM WAI HONG and Aosi became a wholly owned subsidiary of Smart Digital Meta.

Zhuhai Hengqin Aosi Cultural Communication Co., Ltd. (“Hengqin”) was organized in the PRC on April 3, 2023 and is wholly owned by Aosi.

Smart Digital (HK) Culture Limited (“Smart Digital HK”) was incorporated under the laws of Hong Kong on November 18, 2022 and is wholly owned by Smart Digital Meta.

Smart Digital (Guangzhou) Times Culture Development Co., Ltd (“Smart Digital GZ”) was organized in the PRC on December 30, 2022 and is wholly owned by Smart Digital HK.

Xiamen Liubenmu Culture Media Co., Ltd. (“Liubenmu”) was organized in the PRC on February 7, 2018. On May 23, 2023, Smart Digital GZ acquired 100% equity interests in Liubenmu from Minbo Fu.

On January 12, 2024, SAM WAI HONG transferred the equity interest in Smart Digital Meta to the Company and Smart Digital Meta became a wholly owned subsidiary of the Company.

Since SMD and its subsidiaries are effectively controlled by the same controlling shareholders, they are considered under common control. The consolidation of SMD and its subsidiaries has been accounted for at historical cost and prepared on the basis as if the aforementioned transactions had become effective as of the beginning of the first period presented in the accompanying consolidated financial statements.

Upon completion of the reorganizations mentioned above, the Company has subsidiaries in countries and jurisdictions including the PRC, Hong Kong, Macau, Singapore and the Cayman Islands. Details of the Company and the subsidiaries of the Company are set out below:

Name of Entity	Date of Incorporation	Place of Incorporation	% of Ownership	Principal Activities
Smart Digital Group Limited	November 3, 2022	Cayman Islands	100	Holding company

Smart Digital Meta Pte. Ltd.	October 1, 2020	Singapore	100	Providing business planning and consulting service

Smart Digital (HK) Culture Limited	November 18, 2022	Hong Kong, China	100	Holding company

Aosi Production Co., Ltd.	December 28, 2018	Macau, China	100	Providing internet media, and business planning and consulting,

Smart Digital (Guangzhou) Times Culture Development Co., Ltd.	December 30, 2022	Guangzhou, China	100	Holding company

Zhuhai Hengqin Aosi Cultural Communication Co., Ltd.	April 3, 2023	Zhuhai, China	100	Holding company

Xiamen Liubenmu Culture Media Co., Ltd.	February 7, 2018	Xiamen, China	100	Providing event planning and execution service